Property And Equipment - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Property, Plant and Equipment [Line Items]
Depreciation of property and equipment	$ 8,169,884	49,458,028	60,669,884	60,877,662